Business Acquisitions Business Acquisitions - Measurement Period Adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Purchase Price of Acquired Entity	$ 742
Business Combination, Contingent Consideration, Liability		$ 17
Secusmart GmbH
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Purchase Price of Acquired Entity		82
Business Combination, Contingent Consideration, Liability	17	$ 8
Goodwill, Purchase Accounting Adjustments	$ 9